ACCOUNTING POLICIES, Adoption of New Accounting Standards (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
New Accounting Standards [Abstract]
Non-interest income			$ 27,126
Reclassification of certain deferred tax effects	[1]			$ (36)
Interchange Income [Member]
New Accounting Standards [Abstract]
Non-interest income			9,905
Interchange Expense [Member]
New Accounting Standards [Abstract]
Non-interest expense			2,702
ASU 2018-02 [Member]
New Accounting Standards [Abstract]
Reclassification of certain deferred tax effects		$ 40
Plan [Member] | ASU 2016-02 [Member]
New Accounting Standards [Abstract]
Right to use asset			7,700
Lease liability			7,700
Under Legacy GAAP [Member] | Interchange Income [Member]
New Accounting Standards [Abstract]
Non-interest income			8,434
Under Legacy GAAP [Member] | Interchange Expense [Member]
New Accounting Standards [Abstract]
Non-interest expense			1,231
Impact [Member]
New Accounting Standards [Abstract]
Impact on net income			0
Impact [Member] | ASU 2014-09 [Member] | Interchange Income [Member]
New Accounting Standards [Abstract]
Non-interest income	[2]		1,471
Impact [Member] | ASU 2014-09 [Member] | Interchange Expense [Member]
New Accounting Standards [Abstract]
Non-interest expense	[2]		$ 1,471

[1]	Amounts reclassified to accumulated deficit due to early adoption of ASU 2018-02. See note 1.
[2]	Represents certain costs charged by payment networks that were previously netted against interchange income.